Issued accounting pronouncements	12 Months Ended
Mar. 31, 2021
Issued accounting pronouncements
2. Issued accounting pronouncements
Adopted accounting pronouncements
In June 2016, the FASB issued ASU
No.2016-13,
“Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments” (“ASU
No.2016-13”).
In April 2019, the FASB issued ASU
No.2019-04,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses” (“ASU
No.2019-04”).
The ASU clarifies the scope of the credit losses standard and addresses issues related to accrued interest receivable balances, recoveries, variable interest rates and prepayments, among other things. In May 2019, the FASB issued ASU
No.2019-05,
“Financial Instruments—Credit Losses (Topic 326) —Targeted Transition Relief” (“ASU
No.2019-05”).
The ASU provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. In November 2019, the FASB issued ASU
No.2019-11,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses (Topic 326)” (“ASU
No.2019-11”).
The ASU clarifies or addresses specific issues about certain aspects of the amendments in ASU
No.2016-13,
such as expected recoveries for purchased financial assets with credit deterioration and financial assets secured by collateral maintenance provisions. These ASUs replaced the incurred loss impairment methodology in prior U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information such as relevant information about past events including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount, for the purpose of informing credit loss estimates. The MHFG Group adopted ASU
No.2016-13,
2019-04,
2019-05,
and
2019-11
on April 1, 2020 using a modified retrospective approach. Upon adoption of these ASUs on April 1, 2020, the Group recorded ¥176 billion, or approximately 40% increase to the allowance for credit losses. After adjusting for deferred taxes, ¥125 billion decrease was recorded in Retained earnings through a cumulative-effect adjustment. The increase to the allowance at adoption was primarily related to both corporate and retail portfolio segments where the allowance for loan losses had not previously considered the full term of the loans and forward-looking macroeconomic scenario, including further consideration of potential impact of
COVID-19.
On the other hand, at April 1, 2020, the adoption of these ASUs did not have a material impact on available-for-sale
debt securities, a majority of which consists of Japanese government bonds. The following table reconciles the closing allowance for loans and off-balance-sheet
instruments in accordance with ASC 310 and ASC 450 at March 31, 2020 to the opening allowance determined with ASC 326 at April 1, 2020:

	At March 31, 2020 (ASC 310/450)	Transition Adjustment	At April 1, 2020 (ASC 326)
		(in billions of yen)
Loans:
Corporate	413	78	491
Retail	28	78	106
Off-balance-sheet instruments	46	20	66

The allowance for credit losses on off-balance-sheet instruments was ¥87 billion at March 31, 2021, and was included in Other liabilities. See Note 23 “Commitments and contingencies” for additional information on off-balance-sheet
instruments. For additional information, see Note 1 “Basis of presentation and summary of significant accounting policies,” Note 3 “Investments,” Note 4 “Loans” and Note 5 “Allowance for credit losses on loans.”
In August 2018, the FASB issued ASU
No.2018-13,
“Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU
No.2018-13”).
The ASU modifies the disclosure requirements for fair value measurements in order to improve the effectiveness of the notes to financial statements. The amendments require additional disclosure on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty. The MHFG Group adopted ASU
No.2018-13
on April 1, 2020. Certain of the requirements are applied prospectively, and other amendments are applied retrospectively. The current disclosure within the Group’s consolidated financial statements has been updated to conform to this guidance.
In August 2018, the FASB issued ASU
No.2018-14,
“Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic
715-20)—Disclosure
Framework—Changes to the Disclosure Requirements for Defined Benefit Plans” (“ASU
No.2018-14”).
The ASU removes disclosures that no longer are considered cost beneficial, clarifies the specific requirements of disclosures, and adds disclosure requirements identified as relevant. The MHFG Group adopted ASU
No.2018-14
on April 1, 2020. The requirements are applied retrospectively on the Group’s disclosures for the fiscal year ended March 31, 2020. The adoption of ASU
No.2018-14
did not have a material impact on disclosures in the Group’s consolidated financial statements.
In October 2018, the FASB issued ASU
No.2018-17,
“Consolidation (Topic 810)—Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU
No.2018-17”).
The ASU requires indirect interests held through related parties in common control arrangements to be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The MHFG Group adopted ASU
No.2018-17
on April 1, 2020 using a cumulative-effect adjustment to Retained earnings as of April 1, 2020. The adoption of ASU
No.2018-17
did not have a material impact on the Group’s consolidated results of operations or financial condition.
In March 2020, the FASB issued ASU
No.2020-04,
“Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU
No.2020-04”).
The ASU provides optional expedients and exceptions for contracts, hedging relationships, and other transactions affected by reference rate reform. In January 2021, the FASB issued ASU
No.2021-01,
“Reference Rate Reform (Topic 848)—Scope” (“ASU
No.2021-01”).
The ASU clarifies that certain optional expedients and exceptions for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. ASU
No.2020-04
is effective as of March 12, 2020 through December 31, 2022. ASU
No.2021-01
is effective as of January 7, 2021 through December 31, 2022. The MHFG Group has elected the practical expedient for modifications of contracts within the scope of ASC 310; the Group is currently evaluating the potential impact that the relief for other topics will have on its consolidated results of operations or financial condition and has not elected any of other expedients and exceptions at this time. The practical expedient which the Group has elected provides an election to account for certain contract amendments related to reference rate reform prospectively as minor modifications without the requirement to assess the significance of the modifications. The main reason for applying the practical expedient is to ease the administrative burden of accounting for contracts impacted by reference rate reform. This election did not have a material impact on the Group’s consolidated results of operations or financial condition.